Investment Property (Tables)	12 Months Ended
Dec. 31, 2019
Investment Property
Schedule of Changes in Investment Property

Changes in investment property included in non-current assets:	2019	2018
Balance, beginning of year	$37,804	$37,660
Change in fair value during the year	2,996	(274)
Disposals	—	(976)
Currency translation adjustments	(2,595)	1,394
Balance, end of year	$38,205	$37,804

Schedule of rental Income investment property

Years ended December 31:	2019	2018	2017
Rental income	$1,652	$1,611	$1,510
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	266	193	256